Pension Plans and Other Post-Retirement Benefits - Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	$ 170
Change in defined benefit obligations:
Foreign exchange rate movement	1	$ (4)
Change in plan assets:
Return on plan assets (excluding amounts included in net interest expense)	48	(825)
Fair value of plan assets	2,393	2,799
Defined benefit (obligation)	(2,698)	(2,969)
Net defined benefit liability (asset) - ending balance	305	170
Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(36)
Change in defined benefit obligations:
Foreign exchange rate movement	0	(1)
Change in plan assets:
Return on plan assets (excluding amounts included in net interest expense)	48	(825)
Fair value of plan assets	2,393	2,799
Defined benefit (obligation)	(2,483)	(2,763)
Net defined benefit liability (asset) - ending balance	90	(36)
Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	206
Change in defined benefit obligations:
Foreign exchange rate movement	1	(3)
Change in plan assets:
Return on plan assets (excluding amounts included in net interest expense)	0	0
Fair value of plan assets	0	0
Defined benefit (obligation)	(215)	(206)
Net defined benefit liability (asset) - ending balance	215	206
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	2,969	4,088
Change in defined benefit obligations:
Current service cost	38	56
Interest income (cost)	(132)	(114)
Actuarial losses (gains)	195	(1,078)
Benefits paid	(153)	(208)
Divestiture	(483)	0
Foreign exchange rate movement	0	(3)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	2,698	2,969
Present value of defined benefit obligation | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	2,763	3,836
Change in defined benefit obligations:
Current service cost	32	49
Interest income (cost)	(121)	(106)
Actuarial losses (gains)	187	(1,027)
Benefits paid	(138)	(194)
Divestiture	(483)	0
Foreign exchange rate movement	1	(7)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	2,483	2,763
Present value of defined benefit obligation | Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	206	252
Change in defined benefit obligations:
Current service cost	6	7
Interest income (cost)	(11)	(8)
Actuarial losses (gains)	8	(51)
Benefits paid	(15)	(14)
Divestiture	0	0
Foreign exchange rate movement	(1)	4
Change in plan assets:
Net defined benefit liability (asset) - ending balance	215	206
Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(2,799)	(3,643)
Change in defined benefit obligations:
Interest income (cost)	125	101
Benefits paid	(153)	(208)
Divestiture	(510)	0
Foreign exchange rate movement	1	(10)
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	(48)	825
Employer contributions	84	99
Net defined benefit liability (asset) - ending balance	(2,393)	(2,799)
Plan assets | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(2,799)	(3,643)
Change in defined benefit obligations:
Interest income (cost)	125	101
Benefits paid	(138)	(194)
Divestiture	(510)	0
Foreign exchange rate movement	1	(10)
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	(48)	825
Employer contributions	69	85
Net defined benefit liability (asset) - ending balance	(2,393)	(2,799)
Plan assets | Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	0	0
Change in defined benefit obligations:
Interest income (cost)	0	0
Benefits paid	(15)	(14)
Divestiture	0	0
Foreign exchange rate movement	0	0
Change in plan assets:
Administrative expense	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Employer contributions	15	14
Net defined benefit liability (asset) - ending balance	$ 0	$ 0